OTHER OPERATING INCOME, NET (Tables)	6 Months Ended
Jun. 30, 2025
Other Income and Expenses [Abstract]
SCHEDULE OF OTHER OPERATING INCOME, NET

	For the six months ended June 30,
	2024	2025
	RMB	RMB

Gains from derecognition and waiver of operating payables (i)	138	24,139
Government grant (ii)	2,826	6,659
Others	754	529
	3,718	31,327

(i)	The payables derecognized primarily consist of the waiver of the payable to Webank and certain long-aged payables related to the Company’s certain businesses carried out in PRC and were ceased in early 2020, resulting in gains of RMB0.1 million and RMB24.1 million recorded in the six months ended June 30, 2024 and 2025, respectively. As of June 30, 2025, the remaining payables related to the Company’s divested business was amounted to RMB 84.3 million. The derecognition of the remaining payables is subject to certain conditions to be met including those under the relevant PRC laws and regulations.

(ii)	During the six months ended June 30, 2025, the Company received several cash-based government subsidies which are primarily intended to support the business operations in the Hefei and Xi’an superstore. All conditions associated with these subsidies have been satisfied, and the cash received does not need to be refunded under any circumstances. The Company recorded these subsidies under “Other operating income, net” in the Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss.